Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset Long Credit VIT

(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 88.8%
Communication Services — 8.7%
Diversified Telecommunication Services — 2.3%
AT&T Inc., Senior Notes	2.250%	2/1/32	$230,000	$201,009
AT&T Inc., Senior Notes	6.375%	3/1/41	50,000	53,014
AT&T Inc., Senior Notes	4.800%	6/15/44	110,000	95,473
AT&T Inc., Senior Notes	4.500%	3/9/48	200,000	161,534
AT&T Inc., Senior Notes	3.550%	9/15/55	1,590,000	1,034,863
AT&T Inc., Senior Notes	6.050%	8/15/56	1,010,000	995,434
AT&T Inc., Senior Notes	3.800%	12/1/57	480,000	324,835
Frontier California Inc., Senior Notes	6.750%	5/15/27	426,000	436,633
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	180,000	157,979
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	101,000	91,718
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	180,000	174,284
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	230,000	230,365
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	490,000	484,357
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	440,000	338,059
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	510,000	406,889
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	210,000	167,228
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	520,000	363,143
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	530,000	501,343
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	250,000	166,802
Total Diversified Telecommunication Services				6,384,962
Entertainment — 0.2%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	270,000	178,552
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	9,000	5,479
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	198,300 (a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	110,000	123,838
Total Entertainment				506,169
Interactive Media & Services — 2.8%
Alphabet Inc., Senior Notes	4.100%	2/15/31	110,000	109,259
Alphabet Inc., Senior Notes	4.375%	11/15/32	445,000	442,605
Alphabet Inc., Senior Notes	4.400%	2/15/33	230,000	227,202
Alphabet Inc., Senior Notes	4.500%	5/15/35	250,000	245,985
Alphabet Inc., Senior Notes	4.700%	11/15/35	360,000	355,814
Alphabet Inc., Senior Notes	4.800%	2/15/36	300,000	298,831
Alphabet Inc., Senior Notes	5.350%	11/15/45	170,000	166,324
Alphabet Inc., Senior Notes	5.500%	2/15/46	300,000	297,768
Alphabet Inc., Senior Notes	5.450%	11/15/55	170,000	164,713
Alphabet Inc., Senior Notes	5.650%	2/15/56	130,000	129,675
Alphabet Inc., Senior Notes	5.300%	5/15/65	370,000	342,770
Alphabet Inc., Senior Notes	5.750%	2/15/66	220,000	218,044
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	170,000	162,315
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	210,000	208,011
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	220,000	217,683
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	180,000	176,659
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	960,000	909,078
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Interactive Media & Services — continued
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	$490,000	$444,169
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	810,000	759,828
Meta Platforms Inc., Senior Notes	5.750%	5/15/63	270,000	251,736
Meta Platforms Inc., Senior Notes	5.550%	8/15/64	60,000	53,975
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	1,940,000	1,803,294
Total Interactive Media & Services				7,985,738
Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	20,000	20,105
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	230,000	161,448
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	210,000	143,898
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	780,000	651,018
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	50,000	38,422
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	350,000	223,025
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	210,000	162,642
Comcast Corp., Senior Notes	3.750%	4/1/40	190,000	154,142
Comcast Corp., Senior Notes	2.887%	11/1/51	910,000	526,465
Comcast Corp., Senior Notes	4.049%	11/1/52	480,000	344,216
Comcast Corp., Senior Notes	5.350%	5/15/53	350,000	309,792
Comcast Corp., Senior Notes	2.937%	11/1/56	1,090,000	604,305
Comcast Corp., Senior Notes	2.987%	11/1/63	10,000	5,302
Fox Corp., Senior Notes	5.476%	1/25/39	330,000	319,386
Paramount Global, Senior Notes	7.875%	7/30/30	120,000	125,322
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	840,000	951,591
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	920,000	963,338
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	410,000	371,900
Total Media				6,076,317
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	170,000	177,375
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	280,000	264,263
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	68,190
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	510,000	470,443
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	270,000	272,348
T-Mobile USA Inc., Senior Notes	5.000%	2/15/36	290,000	285,735
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	330,000	241,431
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	160,000	104,811
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	830,000	809,937
T-Mobile USA Inc., Senior Notes	5.850%	2/15/56	590,000	572,981
Total Wireless Telecommunication Services				3,267,514

Total Communication Services				24,220,700
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Discretionary — 7.8%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	$330,000	$313,841 (a)
Automobiles — 0.7%
American Honda Finance Corp., Senior Notes	4.900%	1/10/34	210,000	204,319
BMW US Capital LLC, Senior Notes	4.850%	8/13/31	170,000	169,744 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	200,000	180,299
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	350,000	367,839
General Motors Co., Senior Notes	5.600%	10/15/32	50,000	51,213
General Motors Co., Senior Notes	6.600%	4/1/36	180,000	191,574
General Motors Co., Senior Notes	6.250%	10/2/43	230,000	226,080
General Motors Co., Senior Notes	5.950%	4/1/49	160,000	149,825
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	130,000	130,716 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	280,000	265,541 (a)
Total Automobiles				1,937,150
Broadline Retail — 2.1%
Alibaba Group Holding Ltd., Senior Notes	5.250%	5/26/35	200,000	205,559
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	400,000	294,127
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	400,000	268,516
Alibaba Group Holding Ltd., Senior Notes	5.625%	11/26/54	400,000	398,458
Amazon.com Inc., Senior Notes	3.850%	3/13/28	380,000	378,902
Amazon.com Inc., Senior Notes	4.000%	3/13/29	250,000	248,782
Amazon.com Inc., Senior Notes	4.350%	3/20/33	400,000	392,881
Amazon.com Inc., Senior Notes	4.650%	11/20/35	460,000	451,225
Amazon.com Inc., Senior Notes	5.650%	3/13/46	330,000	329,053
Amazon.com Inc., Senior Notes	5.450%	11/20/55	420,000	401,523
Amazon.com Inc., Senior Notes	5.800%	3/13/56	270,000	269,974
Amazon.com Inc., Senior Notes	5.550%	11/20/65	590,000	557,886
Amazon.com Inc., Senior Notes	5.950%	3/13/66	480,000	481,939
Amazon.com Inc., Senior Notes	6.050%	3/13/76	450,000	447,712
MercadoLibre Inc., Senior Notes	4.900%	1/15/33	830,000	806,511
Total Broadline Retail				5,933,048
Diversified Consumer Services — 0.2%
Massachusetts Institute of Technology, Senior Notes	5.618%	6/1/55	370,000	375,392
Massachusetts Institute of Technology, Senior Notes	5.600%	7/1/2111	250,000	245,224
Total Diversified Consumer Services				620,616
Hotels, Restaurants & Leisure — 3.2%
Airbnb Inc., Senior Notes	4.650%	3/16/31	480,000	479,120
Airbnb Inc., Senior Notes	5.250%	3/16/36	200,000	200,281
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	270,000	267,983 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	810,000	804,497 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	190,000	191,611 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	140,000	144,988
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,390,000	1,268,375 (a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.625%	3/1/36	960,000	934,582
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	240,000	239,219
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	180,000	182,380
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	$260,000	$250,680
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	80,000	82,244
McDonald’s Corp., Senior Notes	4.875%	12/9/45	180,000	160,553
McDonald’s Corp., Senior Notes	3.625%	9/1/49	710,000	511,360
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	192,266 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	420,000	403,486 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	100,000	101,165 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	50,000	50,505 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	80,000	81,806 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	210,000	212,150 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	160,000	154,536
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	270,000	265,371
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	310,000	295,035
Sands China Ltd., Senior Notes	4.375%	6/18/30	590,000	569,692
Sands China Ltd., Senior Notes	3.250%	8/8/31	690,000	624,986
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	200,000	191,934 (a)
Total Hotels, Restaurants & Leisure				8,860,805
Household Durables — 0.8%
PulteGroup Inc., Senior Notes	4.250%	3/1/31	1,450,000	1,417,781
PulteGroup Inc., Senior Notes	4.900%	3/1/36	190,000	183,650
Sekisui House US Inc., Senior Notes	6.000%	1/15/43	430,000	393,442
TopBuild Corp., Senior Notes	5.625%	1/31/34	180,000	176,367 (a)
Total Household Durables				2,171,240
Specialty Retail — 0.7%
Dick’s Sporting Goods Inc., Senior Notes	4.000%	10/1/29	240,000	233,624 (a)
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	39,981
Home Depot Inc., Senior Notes	3.625%	4/15/52	660,000	471,623
Home Depot Inc., Senior Notes	3.500%	9/15/56	130,000	89,050
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	170,000	149,854
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	110,000	77,632
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	390,000	299,148
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	460,000	428,873 (a)
Total Specialty Retail				1,789,785

Total Consumer Discretionary				21,626,485
Consumer Staples — 3.1%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	660,000	662,072
Coca-Cola Co., Senior Notes	5.200%	1/14/55	440,000	416,960
Total Beverages				1,079,032
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	40,000	38,178 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	360,000	334,566
Kroger Co., Senior Notes	5.650%	9/15/64	380,000	352,595
Total Consumer Staples Distribution & Retail				725,339
Food Products — 1.0%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	200,000	199,240 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Food Products — continued
Gruma SAB de CV, Senior Notes	5.761%	12/9/54	$400,000	$387,208 (a)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	150,000	155,860
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	180,000	180,676 (a)(b)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	6.375%	2/25/55	650,000	648,160
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	6.400%	5/10/57	190,000	189,791 (a)(b)
JM Smucker Co., Senior Notes	6.500%	11/15/43	200,000	208,602
Mars Inc., Senior Notes	5.000%	3/1/32	310,000	313,762 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	20,000	20,198 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	410,000	400,058 (a)
McCormick & Co. Inc., Senior Notes	4.700%	10/15/34	170,000	162,285
Mondelez International Inc., Senior Notes	2.625%	9/4/50	100,000	58,592
Total Food Products				2,924,432
Tobacco — 1.4%
Altria Group Inc., Senior Notes	2.450%	2/4/32	110,000	96,558
Altria Group Inc., Senior Notes	5.800%	2/14/39	580,000	582,576
Altria Group Inc., Senior Notes	4.250%	8/9/42	320,000	260,936
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	132,013
Altria Group Inc., Senior Notes	5.950%	2/14/49	740,000	717,978
BAT Capital Corp., Senior Notes	6.000%	2/20/34	130,000	137,456
BAT Capital Corp., Senior Notes	3.734%	9/25/40	60,000	47,889
BAT Capital Corp., Senior Notes	7.079%	8/2/43	470,000	517,011
BAT Capital Corp., Senior Notes	7.081%	8/2/53	480,000	530,910
BAT Capital Corp., Senior Notes	6.250%	8/15/55	500,000	506,235
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	180,000	159,449
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	110,000	112,061
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	100,000	109,076
Philip Morris International Inc., Senior Notes	3.875%	8/21/42	150,000	120,647
Total Tobacco				4,030,795

Total Consumer Staples				8,759,598
Energy — 7.9%
Energy Equipment & Services — 0.6%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	4.050%	3/11/29	240,000	238,830
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.000%	6/15/36	360,000	353,588
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.850%	6/15/56	820,000	802,964
Halliburton Co., Senior Notes	4.850%	11/15/35	130,000	126,491
Halliburton Co., Senior Notes	4.750%	8/1/43	110,000	96,559
Total Energy Equipment & Services				1,618,432
Oil, Gas & Consumable Fuels — 7.3%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	230,000	231,285 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	270,000	272,425 (c)(d)
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	70,000	72,815 (c)(d)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	$320,000	$326,008
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	300,000	316,232 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	70,000	73,595 (a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	150,000	152,389
ConocoPhillips Co., Senior Notes	5.550%	3/15/54	60,000	57,534
ConocoPhillips Co., Senior Notes	5.700%	9/15/63	160,000	154,106
Continental Resources Inc., Senior Notes	2.268%	11/15/26	480,000	472,359 (a)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	200,000	181,870
Devon Energy Corp., Senior Notes	5.200%	9/15/34	130,000	130,376
Devon Energy Corp., Senior Notes	5.600%	7/15/41	250,000	242,098
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	193,301
Devon Energy Corp., Senior Notes	5.000%	6/15/45	190,000	166,990
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	110,000	111,374
Ecopetrol SA, Senior Notes	8.375%	1/19/36	130,000	131,915
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	820,000	819,035 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 2.676%)	6.500%	2/15/56	100,000	98,861 (d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	180,000	179,728 (d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	110,000	112,251 (c)(d)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	590,000	594,716 (a)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	130,000	144,640
Energy Transfer LP, Senior Notes	3.750%	5/15/30	170,000	164,388
Energy Transfer LP, Senior Notes	6.400%	12/1/30	130,000	138,924
Energy Transfer LP, Senior Notes	7.375%	2/1/31	130,000	134,868 (a)
Energy Transfer LP, Senior Notes	5.550%	5/15/34	50,000	50,931
Energy Transfer LP, Senior Notes	5.800%	6/15/38	340,000	344,761
Energy Transfer LP, Senior Notes	6.000%	6/15/48	440,000	422,705
Energy Transfer LP, Senior Notes	5.950%	5/15/54	120,000	112,624
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	130,000	146,140
Enterprise Products Operating LLC, Senior Notes	4.950%	2/15/35	240,000	239,380
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	390,000	353,203
Enterprise Products Operating LLC, Senior Notes	4.900%	5/15/46	300,000	268,481
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	800,000	529,138
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	810,000	779,743
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	80,000	57,835
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	6.900%	8/16/77	90,000	89,969 (d)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	390,000	387,512 (d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	9,205
EOG Resources Inc., Senior Notes	4.950%	4/15/50	90,000	79,841
Expand Energy Corp., Senior Notes	5.375%	2/1/29	20,000	19,990
Expand Energy Corp., Senior Notes	5.375%	3/15/30	60,000	60,526
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	310,000	272,919 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	$120,000	$123,178 (a)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	900,000	865,687 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	200,000	200,938 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	200,000	199,252 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	100,000	112,946
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	420,000	374,672
Kinder Morgan Inc., Senior Notes	3.600%	2/15/51	20,000	13,862
MPLX LP, Senior Notes	4.800%	2/15/29	40,000	40,341
MPLX LP, Senior Notes	5.000%	3/1/33	150,000	149,226
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.410%	9/30/29	416,217	432,872 (a)(d)(e)(f)
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	320,000	364,217
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	150,000	160,369
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	50,000	39,579
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	50,000	36,772
ONEOK Inc., Senior Notes	5.650%	11/1/28	270,000	277,269
ONEOK Inc., Senior Notes	4.250%	9/15/46	60,000	45,985
ONEOK Inc., Senior Notes	6.625%	9/1/53	500,000	513,574
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	70,000	71,208
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	110,000	105,844
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	400,000	320,111
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	130,000	117,185
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	50,000	53,569
Qatar Energy, Senior Notes	3.125%	7/12/41	290,000	211,153 (a)
Qatar Energy, Senior Notes	3.300%	7/12/51	200,000	129,603 (a)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	140,000	120,557 (a)
Sunoco LP, Senior Notes	5.625%	3/15/31	230,000	229,107 (a)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	170,000	161,029
Targa Resources Corp., Senior Notes	6.500%	3/30/34	60,000	64,882
Targa Resources Corp., Senior Notes	5.500%	2/15/35	120,000	121,115
Targa Resources Corp., Senior Notes	6.250%	7/1/52	20,000	19,992
Targa Resources Corp., Senior Notes	6.500%	2/15/53	930,000	954,977
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	270,000	267,720 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	320,000	241,869
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.750%	3/15/56	370,000	361,424 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	180,000	190,764 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	110,000	110,133
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	50,000	50,420
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	130,000	130,116
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	430,000	417,700
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	170,000	177,521
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	640,000	541,464
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	390,000	329,235
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	580,000	648,557
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	230,000	229,890
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	6.000%	3/15/55	$70,000	$69,428
Total Oil, Gas & Consumable Fuels				20,296,298

Total Energy				21,914,730
Financials — 28.7%
Banks — 12.6%
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	5.381%	3/13/29	400,000	410,830
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	400,000	461,997 (c)(d)
Banco Santander SA, Senior Notes	4.551%	11/6/30	1,400,000	1,380,548
Banco Santander SA, Senior Notes	5.439%	7/15/31	400,000	411,559
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	210,000	186,171 (d)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	990,000	606,775 (d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	600,000	543,288 (d)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	530,000	404,505 (d)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	460,000	386,621 (d)
Bank of America Corp., Senior Notes (5.045% to 2/6/36 then SOFR + 1.130%)	5.045%	2/6/37	830,000	819,291 (d)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	50,000	51,056 (d)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	820,000	836,510 (d)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	290,000	250,942 (d)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	430,000	430,141 (d)
Bank of Montreal, Junior Subordinated Notes (7.300% to 11/26/34 then 5 year Treasury Constant Maturity Rate + 3.010%)	7.300%	11/26/84	350,000	358,389 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	310,000	322,406 (d)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Senior Notes	5.250%	9/10/29	290,000	291,943 (a)
BNP Paribas SA, Junior Subordinated Notes (6.875% to 12/15/33 then 5 year Treasury Constant Maturity Rate + 2.853%)	6.875%	12/15/33	970,000	937,845 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	1,040,000	1,084,301 (a)(c)(d)
BPCE SA, Senior Notes (6.293% to 1/14/35 then SOFR + 2.040%)	6.293%	1/14/36	460,000	481,745 (a)(d)
BPCE SA, Subordinated Notes (6.915% to 1/14/45 then SOFR + 2.610%)	6.915%	1/14/46	460,000	470,783 (a)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	210,000	261,716
Citigroup Inc., Senior Notes	4.650%	7/23/48	190,000	160,916
Citigroup Inc., Senior Notes (2.904% to 11/3/41 then SOFR + 1.379%)	2.904%	11/3/42	40,000	28,583 (d)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	30,000	30,102 (d)
Citigroup Inc., Senior Notes (5.612% to 3/4/55 then SOFR + 1.746%)	5.612%	3/4/56	430,000	413,271 (d)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	440,000	436,379
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	100,000	84,307
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	270,000	252,984 (a)(d)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	250,000	245,011 (a)(d)
Fifth Third Financial Corp., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	220,000	227,049 (d)
HSBC Holdings PLC, Senior Notes (2.804% to 5/24/31 then SOFR + 1.187%)	2.804%	5/24/32	210,000	188,927 (d)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
HSBC Holdings PLC, Senior Notes (5.133% to 11/6/35 then SOFR + 1.430%)	5.133%	11/6/36	$570,000	$557,796 (d)
HSBC Holdings PLC, Senior Notes (5.279% to 3/10/36 then SOFR + 1.550%)	5.279%	3/10/37	600,000	589,448 (d)
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	200,000	200,663 (d)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	220,000	222,507 (d)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	200,000	210,967 (d)
HSBC Holdings PLC, Subordinated Notes	6.500%	9/15/37	340,000	363,278
Huntington Bancshares Inc., Subordinated Notes (5.605% to 1/28/36 then 5 year Treasury Constant Maturity Rate + 1.350%)	5.605%	1/28/41	800,000	781,100 (d)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	360,000	291,657 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	790,000	923,810 (a)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	260,000	258,957 (c)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	590,000	605,762 (c)(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	290,000	273,193 (d)
JPMorgan Chase & Co., Senior Notes (3.157% to 4/22/41 then 3 mo. Term SOFR + 1.460%)	3.157%	4/22/42	850,000	639,549 (d)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	250,000	170,350 (d)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	440,000	360,026 (d)
JPMorgan Chase & Co., Senior Notes (4.810% to 10/22/35 then SOFR + 1.190%)	4.810%	10/22/36	710,000	689,646 (d)
JPMorgan Chase & Co., Senior Notes (4.898% to 1/22/36 then SOFR + 1.070%)	4.898%	1/22/37	550,000	538,387 (d)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	180,000	182,290 (d)
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	550,000	563,142 (d)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	940,000	923,872 (d)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	200,000	208,384 (d)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	90,000	96,798 (d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	170,000	169,543
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	500,000	506,536 (d)
Lloyds Banking Group PLC, Senior Notes (4.425% to 11/4/30 then 1 year Treasury Constant Maturity Rate + 0.820%)	4.425%	11/4/31	870,000	858,062 (d)
Lloyds Banking Group PLC, Senior Notes (4.943% to 11/4/35 then 1 year Treasury Constant Maturity Rate + 0.970%)	4.943%	11/4/36	360,000	347,607 (d)
NatWest Group PLC, Senior Notes (5.115% to 5/23/30 then 1 year Treasury Constant Maturity Rate + 1.050%)	5.115%	5/23/31	360,000	363,715 (d)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	320,000	318,516 (a)(c)(d)
PNC Financial Services Group Inc., Subordinated Notes (5.423% to 1/25/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.423%	1/25/41	1,080,000	1,058,493 (d)
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	60,000	61,369
Sumitomo Mitsui Financial Group Inc., Subordinated Notes (5.796% to 7/8/45 then SOFR + 1.780%)	5.796%	7/8/46	500,000	485,489 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	570,000	588,394 (d)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	190,000	186,898
Truist Financial Corp., Senior Notes (4.964% to 10/23/35 then SOFR + 1.395%)	4.964%	10/23/36	400,000	387,602 (d)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
US Bancorp, Senior Notes (5.033% to 1/26/36 then SOFR + 1.101%)	5.033%	1/26/37	$1,400,000	$1,379,933 (d)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	750,000	753,021 (c)(d)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,040,000	781,291 (d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	980,000	813,271 (d)
Wells Fargo & Co., Senior Notes (4.960% to 1/23/36 then SOFR + 1.100%)	4.960%	1/23/37	440,000	428,787 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	200,000	176,356 (d)
Wells Fargo & Co., Senior Notes (5.150% to 4/23/30 then SOFR + 1.500%)	5.150%	4/23/31	410,000	417,081 (d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	50,000	50,765 (d)
Wells Fargo & Co., Senior Notes (5.433% to 1/23/46 then SOFR + 1.230%)	5.433%	1/23/47	700,000	663,787 (d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,462 (d)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	490,000	501,608 (d)
Wells Fargo & Co., Senior Notes (6.491% to 10/23/33 then SOFR + 2.060%)	6.491%	10/23/34	30,000	32,492 (d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	170,000	159,057
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	710,000	610,189
Total Banks				35,228,797
Capital Markets — 7.5%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	200,000	203,615
Ares Capital Corp., Senior Notes	5.500%	9/1/30	430,000	422,595
Ares Management Corp., Senior Notes	5.600%	10/11/54	310,000	273,319
Carlyle Group Inc., Senior Notes	5.050%	9/19/35	430,000	415,288
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	340,000	314,747 (c)(d)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	100,000	105,083 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	1,050,000	1,102,426 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	190,000	190,927 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	130,000	135,786 (c)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	350,000	368,741
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	130,000	114,682
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	940,000	922,930 (d)
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	1,060,000	1,036,727 (d)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	770,000	772,867 (d)
Goldman Sachs Group Inc., Senior Notes (5.541% to 1/21/46 then SOFR + 1.320%)	5.541%	1/21/47	620,000	591,297 (d)
Goldman Sachs Group Inc., Senior Notes (5.734% to 1/28/55 then SOFR + 1.696%)	5.734%	1/28/56	860,000	840,226 (d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	180,000	161,116
Goldman Sachs Group Inc., Subordinated Notes (5.387% to 2/2/36 then 5 year Treasury Constant Maturity Rate + 1.180%)	5.387%	2/2/41	1,120,000	1,082,499 (d)
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	290,000	257,208
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	390,000	266,065 (a)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	150,000	113,191 (d)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	1,230,000	1,189,525 (d)
Morgan Stanley, Senior Notes (5.073% to 1/30/36 then SOFR + 1.184%)	5.073%	1/30/37	1,670,000	1,636,756 (d)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	90,000	90,342 (d)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	700,000	665,113 (d)
Morgan Stanley, Senior Notes (5.587% to 1/18/35 then SOFR + 1.418%)	5.587%	1/18/36	370,000	377,356 (d)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	$240,000	$245,910 (d)
Morgan Stanley, Senior Notes (5.831% to 4/19/34 then SOFR + 1.580%)	5.831%	4/19/35	680,000	706,194 (d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	460,000	395,953 (d)
Morgan Stanley, Subordinated Notes (5.314% to 1/18/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.314%	1/18/41	1,040,000	1,004,440 (d)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	140,000	143,177 (d)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	280,000	279,186 (d)
Nuveen LLC, Senior Notes	5.850%	4/15/34	460,000	475,436 (a)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	80,000	71,189
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	180,000	170,551
S&P Global Inc., Senior Notes	1.250%	8/15/30	50,000	43,611
UBS AG, Senior Notes	4.500%	6/26/48	490,000	409,305
UBS Group AG, Junior Subordinated Notes (7.000% to 7/8/36 then USISSO05 + 3.321%)	7.000%	1/8/36	540,000	522,288 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	500,000	491,812 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	240,000	255,949 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	450,000	506,970 (a)(c)(d)
UBS Group AG, Senior Notes (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	220,000	161,703 (a)(d)
UBS Group AG, Senior Notes (5.010% to 3/23/36 then SOFR + 1.340%)	5.010%	3/23/37	450,000	435,350 (a)(d)
UBS Group AG, Senior Notes (5.199% to 8/10/36 then SOFR + 1.340%)	5.199%	8/10/37	970,000	947,834 (a)(d)
Total Capital Markets				20,917,285
Consumer Finance — 1.1%
American Express Co., Senior Notes (4.918% to 7/20/32 then SOFR + 1.220%)	4.918%	7/20/33	540,000	541,177 (d)
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	490,000	506,645 (d)
American Express Co., Subordinated Notes (5.915% to 4/25/34 then SOFR + 1.630%)	5.915%	4/25/35	290,000	300,376 (d)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	560,000	526,131 (a)(d)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	1,270,000	1,254,638 (a)
Total Consumer Finance				3,128,967
Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	650,000	628,305
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	630,000	502,251
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.125%	2/28/29	300,000	296,083
Apollo Global Management Inc., Senior Notes	5.700%	3/30/36	1,040,000	1,041,465
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	430,000	459,126
Berkshire Hathaway Energy Co., Senior Notes	4.250%	10/15/50	420,000	327,088
Citadel Securities Global Holdings LLC, Senior Secured Notes	5.125%	1/27/32	440,000	436,729 (a)
ILFC E-Capital Trust I, Ltd. GTD	6.380%	12/21/65	520,000	443,387 (a)(d)
ILFC E-Capital Trust II, Ltd. GTD	6.630%	12/21/65	290,000	253,355 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	410,000	421,712 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	680,000	673,032 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	$230,000	$241,108
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	580,000	575,903
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	190,000	189,338
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	190,000	188,050 (a)
Total Financial Services				6,676,932
Insurance — 5.0%
AIA Group Ltd., Subordinated Notes	3.200%	9/16/40	310,000	238,409 (a)
AIA Group Ltd., Subordinated Notes	5.400%	9/30/54	420,000	395,920 (a)
Allianz SE, Junior Subordinated Notes (6.550% to 4/30/34 then 5 year Treasury Constant Maturity Rate + 2.317%)	6.550%	10/30/33	200,000	200,455 (a)(c)(d)
Allianz SE, Subordinated Notes (6.350% to 9/6/33 then 5 year Treasury Constant Maturity Rate + 3.232%)	6.350%	9/6/53	400,000	416,633 (a)(d)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	170,000	149,392 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	300,000	311,486 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	120,000	116,589 (a)
Athene Holding Ltd., Junior Subordinated Notes (6.875% to 6/28/35 then 5 year Treasury Constant Maturity Rate + 2.582%)	6.875%	6/28/55	270,000	252,573 (d)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	240,000	220,461
Chubb INA Holdings Inc., Senior Notes	3.050%	12/15/61	140,000	84,155
Dai-ichi Life Insurance Co. Ltd., Subordinated Notes (6.200% to 1/16/35 then 5 year Treasury Constant Maturity Rate + 2.515%)	6.200%	1/16/35	490,000	493,110 (a)(c)(d)
Global Atlantic Fin Co., Senior Notes (7.250% to 3/1/31 then 5 year Treasury Constant Maturity Rate + 3.550%)	7.250%	3/1/56	640,000	603,797 (a)(d)
Loews Corp., Senior Notes	4.940%	4/1/36	260,000	254,612
Manulife Financial Corp., Senior Notes	4.986%	12/11/35	1,090,000	1,065,334
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	100,000	88,972
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	480,000	478,211
Marsh & McLennan Cos. Inc., Senior Notes	4.950%	3/15/36	270,000	267,591
Marsh & McLennan Cos. Inc., Senior Notes	5.350%	11/15/44	190,000	180,025
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	130,000	80,336
Marsh & McLennan Cos. Inc., Senior Notes	5.400%	3/15/55	660,000	619,417
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	240,000	189,946 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (5.800% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.033%)	5.800%	9/11/54	360,000	357,245 (a)(d)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	770,000	773,410 (a)(d)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	210,000	214,494
MetLife Inc., Senior Notes	5.000%	7/15/52	80,000	70,800
MetLife Inc., Subordinated Notes (5.850% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.817%)	5.850%	3/15/56	800,000	785,601 (d)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	240,000	243,652 (d)
Metropolitan Life Global Funding I, Senior Secured Notes	5.150%	3/28/33	170,000	171,862 (a)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	70,000	68,990 (a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	450,000	326,642 (a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	130,000	98,965 (a)
Nippon Life Insurance Co., Senior Notes	4.748%	4/2/31	200,000	200,574 (a)(b)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Nippon Life Insurance Co., Subordinated Notes (6.250% to 9/13/33 then 5 year Treasury Constant Maturity Rate + 2.954%)	6.250%	9/13/53	$410,000	$418,995 (a)(d)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	390,000	403,235 (a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.063%	3/30/40	420,000	436,975 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,000,000	765,316 (a)
Reinsurance Group of America Inc., Subordinated Notes (6.375% to 9/15/36 then 5 year Treasury Constant Maturity Rate + 2.344%)	6.375%	9/15/56	260,000	251,423 (d)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	310,000	305,544 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	810,000	541,061 (a)
Travelers Cos. Inc., Senior Notes	4.100%	3/4/49	130,000	102,803
Travelers Cos. Inc., Senior Notes	5.700%	7/24/55	210,000	208,687
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	370,000	365,953 (a)
Total Insurance				13,819,651
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	40,000	35,951 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	100,000	63,781 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	110,000	110,277
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	20,000	20,688 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				230,697

Total Financials				80,002,329
Health Care — 6.6%
Biotechnology — 1.3%
AbbVie Inc., Senior Notes	5.050%	3/15/34	290,000	294,430
AbbVie Inc., Senior Notes	4.050%	11/21/39	880,000	772,807
AbbVie Inc., Senior Notes	5.350%	3/15/44	140,000	136,534
AbbVie Inc., Senior Notes	4.250%	11/21/49	610,000	495,497
Amgen Inc., Senior Notes	5.250%	3/2/33	160,000	164,252
Amgen Inc., Senior Notes	5.600%	3/2/43	230,000	227,058
Amgen Inc., Senior Notes	5.650%	3/2/53	380,000	368,295
Amgen Inc., Senior Notes	5.750%	3/2/63	400,000	385,049
BioMarin Pharmaceutical Inc., Senior Notes	5.500%	2/15/34	340,000	334,989 (a)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	130,000	132,383
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	44,338
Gilead Sciences Inc., Senior Notes	5.550%	10/15/53	290,000	282,186
Total Biotechnology				3,637,818
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories, Senior Notes	4.300%	3/15/33	210,000	205,579
Abbott Laboratories, Senior Notes	4.750%	3/15/38	320,000	310,445
Solventum Corp., Senior Notes	5.450%	3/13/31	110,000	112,886
Solventum Corp., Senior Notes	5.900%	4/30/54	449,000	439,018
Stryker Corp., Senior Notes	5.200%	2/10/35	230,000	232,977
Total Health Care Equipment & Supplies				1,300,905
Health Care Providers & Services — 4.0%
Aetna Inc., Senior Notes	4.500%	5/15/42	100,000	83,795
Aetna Inc., Senior Notes	3.875%	8/15/47	90,000	65,614
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	$90,000	$87,195
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	319,841
Cigna Group, Senior Notes	4.900%	12/15/48	380,000	330,198
Cigna Group, Senior Notes	5.600%	2/15/54	60,000	56,859
Cleveland Clinic Foundation, Senior Notes	4.858%	1/1/2114	100,000	83,608
CommonSpirit Health, Secured Notes	4.350%	11/1/42	220,000	187,318
CommonSpirit Health, Senior Secured Notes	5.205%	12/1/31	360,000	367,336
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	90,000	90,193
CommonSpirit Health, Senior Secured Notes	5.548%	12/1/54	190,000	179,669
CSL Finance PLC, Senior Notes	4.625%	4/27/42	150,000	132,696 (a)
CSL Finance PLC, Senior Notes	4.950%	4/27/62	170,000	145,067 (a)
CVS Health Corp., Junior Subordinated Notes (6.750% to 12/10/34 then 5 year Treasury Constant Maturity Rate + 2.516%)	6.750%	12/10/54	80,000	81,036 (d)
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	190,000	195,941 (d)
CVS Health Corp., Senior Notes	5.250%	1/30/31	180,000	184,019
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,070,000	986,623
CVS Health Corp., Senior Notes	5.050%	3/25/48	680,000	583,826
Elevance Health Inc., Senior Notes	5.500%	10/15/32	190,000	195,939
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	56,436
Elevance Health Inc., Senior Notes	6.100%	10/15/52	320,000	321,287
HCA Inc., Senior Notes	5.600%	4/1/34	110,000	112,372
HCA Inc., Senior Notes	5.750%	3/1/35	220,000	226,274
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	94,296
HCA Inc., Senior Notes	5.900%	6/1/53	200,000	190,582
HCA Inc., Senior Notes	6.000%	4/1/54	330,000	318,793
Humana Inc., Senior Notes	5.875%	3/1/33	360,000	368,011
Humana Inc., Senior Notes	4.950%	10/1/44	150,000	125,693
Humana Inc., Senior Notes	4.800%	3/15/47	130,000	104,015
Humana Inc., Senior Notes	5.750%	4/15/54	30,000	26,999
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	460,000	334,424
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	150,000	154,038
Quest Diagnostics Inc., Senior Notes	5.000%	12/15/34	290,000	288,120
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	310,000	304,201 (a)
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	770,000	790,911
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	120,000	121,069
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	140,000	142,888
UnitedHealth Group Inc., Senior Notes	4.250%	3/15/43	560,000	467,662
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	60,000	57,941
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	580,000	361,383
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	900,000	887,119
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	300,000	276,127
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	260,000	262,119
UnitedHealth Group Inc., Senior Notes	6.050%	2/15/63	540,000	540,310
Total Health Care Providers & Services				11,289,843
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	$130,000	$133,322
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	80,000	78,599
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	560,000	327,597
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	190,000	183,079
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	60,000	59,414
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	170,000	154,981
Eli Lilly & Co., Senior Notes	5.050%	8/14/54	220,000	202,004
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	150,000	131,783
Eli Lilly & Co., Senior Notes	5.200%	8/14/64	70,000	63,698
GlaxoSmithKline Capital Inc., Senior Notes	4.875%	4/15/35	290,000	288,988
Novartis Capital Corp., Senior Notes	4.600%	3/18/33	90,000	89,644
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	214,418
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	330,000	245,024
Total Pharmaceuticals				2,172,551

Total Health Care				18,401,117
Industrials — 6.8%
Aerospace & Defense — 3.6%
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	890,000	867,190 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	1,380,000	1,503,868
Boeing Co., Senior Notes	5.705%	5/1/40	130,000	130,265
Boeing Co., Senior Notes	3.900%	5/1/49	230,000	168,228
Boeing Co., Senior Notes	3.750%	2/1/50	140,000	99,380
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	135,428
Boeing Co., Senior Notes	6.858%	5/1/54	880,000	969,298
Boeing Co., Senior Notes	7.008%	5/1/64	90,000	99,590
General Dynamics Corp., Senior Notes	4.250%	4/1/40	150,000	134,785
General Electric Co., Senior Notes	4.900%	1/29/36	230,000	230,275
Hexcel Corp., Senior Notes	5.875%	2/26/35	240,000	246,527
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	120,000	118,742 (a)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	220,000	216,932 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	660,000	652,839 (a)
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	90,000	91,061
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	250,000	246,862
Howmet Aerospace Inc., Senior Notes	4.750%	4/15/36	140,000	136,167
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	320,000	331,692
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	100,000	98,150
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	110,000	85,930
Lockheed Martin Corp., Senior Notes	5.700%	11/15/54	260,000	259,782
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	320,000	249,662
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	520,000	472,520
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	410,000	380,542
Northrop Grumman Corp., Senior Notes	5.200%	6/1/54	350,000	322,786
RTX Corp., Senior Notes	6.100%	3/15/34	390,000	420,124
RTX Corp., Senior Notes	4.450%	11/16/38	210,000	194,121
RTX Corp., Senior Notes	4.500%	6/1/42	390,000	346,308
RTX Corp., Senior Notes	4.150%	5/15/45	100,000	81,827
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
RTX Corp., Senior Notes	4.625%	11/16/48	$130,000	$110,753
RTX Corp., Senior Notes	3.125%	7/1/50	120,000	78,977
RTX Corp., Senior Notes	3.030%	3/15/52	30,000	19,062
RTX Corp., Senior Notes	5.375%	2/27/53	280,000	263,130
RTX Corp., Senior Notes	6.400%	3/15/54	270,000	291,340
Total Aerospace & Defense				10,054,143
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	330,000	333,526
Building Products — 0.1%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	96,000	101,326
Carrier Global Corp., Senior Notes	6.200%	3/15/54	60,000	62,882
Total Building Products				164,208
Commercial Services & Supplies — 0.3%
California Institute of Technology, Senior Notes	4.700%	11/1/ 2111	370,000	297,063
Rollins Inc., Senior Notes	5.250%	2/24/35	100,000	99,982
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	370,000	374,815 (a)
Waste Management Inc., Senior Notes	5.350%	10/15/54	200,000	190,913
Total Commercial Services & Supplies				962,773
Construction & Engineering — 0.1%
AECOM, Senior Notes	6.000%	8/1/33	200,000	199,965 (a)
Electrical Equipment — 0.7%
Eaton Corp., Senior Notes	4.800%	3/6/36	200,000	197,536
Eaton Corp., Senior Notes	4.150%	11/2/42	180,000	154,598
Eaton Corp., Senior Notes	5.450%	3/6/56	340,000	329,360
GE Vernova Inc., Senior Notes	4.875%	2/4/36	300,000	297,448
GE Vernova Inc., Senior Notes	5.500%	2/4/56	160,000	154,029
Vertiv Holdings Co., Senior Notes	4.850%	3/15/36	340,000	330,748
Vertiv Holdings Co., Senior Notes	5.650%	3/15/46	170,000	162,261
Vertiv Holdings Co., Senior Notes	5.800%	3/15/56	170,000	163,538
Vertiv Holdings Co., Senior Notes	5.950%	3/15/66	180,000	172,424
Total Electrical Equipment				1,961,942
Ground Transportation — 0.8%
Burlington Northern Santa Fe LLC, Senior Notes	5.050%	3/1/41	130,000	124,965
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	310,000	304,826 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	160,000	156,107 (a)
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	440,000	425,861 (a)
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	210,000	217,771
Uber Technologies Inc., Senior Notes	4.800%	9/15/35	190,000	184,460
Union Pacific Corp., Senior Notes	5.600%	12/1/54	290,000	284,430
Union Pacific Corp., Senior Notes	2.973%	9/16/62	730,000	419,319
Union Pacific Corp., Senior Notes	3.799%	4/6/71	280,000	189,067
Total Ground Transportation				2,306,806
Machinery — 0.1%
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	100,000	103,921
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — continued
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	$190,000	$194,442
Total Machinery				298,363
Passenger Airlines — 0.9%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	11,667	11,683 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	71,113	70,253
American Airlines Pass-Through Trust	5.650%	11/11/34	230,000	231,621
American Airlines Pass-Through Trust	4.900%	5/11/38	310,000	302,752
British Airways Pass-Through Trust	3.350%	6/15/29	10,916	10,604 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	50,000	48,151
Southwest Airlines Co., Senior Notes	5.250%	11/15/35	340,000	319,323
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	320,000	313,781
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	330,000	323,987 (a)
United Airlines Pass-Through Trust	3.100%	10/7/28	132,487	127,022
United Airlines Pass-Through Trust	5.800%	1/15/36	300,507	310,355
United Airlines Pass-Through Trust	5.875%	2/15/37	404,090	416,549
Total Passenger Airlines				2,486,081
Trading Companies & Distributors — 0.1%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	270,000	261,262 (c)(d)

Total Industrials				19,029,069
Information Technology — 5.1%
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Senior Notes	4.400%	2/15/33	380,000	370,992
Amphenol Corp., Senior Notes	5.300%	11/15/55	320,000	300,749
Total Electronic Equipment, Instruments & Components				671,741
IT Services — 0.0%††
APLD ComputeCo 2 LLC, Senior Secured Notes	6.750%	3/15/31	80,000	79,467 (a)
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	450,000	427,410
Broadcom Inc., Senior Notes	5.150%	11/15/31	260,000	266,783
Broadcom Inc., Senior Notes	5.200%	4/15/32	200,000	204,802
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	360,452
Broadcom Inc., Senior Notes	5.200%	7/15/35	330,000	332,692
Broadcom Inc., Senior Notes	4.950%	1/15/36	300,000	295,989
Broadcom Inc., Senior Notes	4.900%	2/15/38	740,000	714,582
Broadcom Inc., Senior Notes	5.700%	1/15/56	310,000	308,612
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	207,083 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	520,000	531,288 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.200%	1/25/37	400,000	413,835 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.300%	1/25/39	300,000	312,888 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	330,000	226,877
Intel Corp., Senior Notes	3.734%	12/8/47	50,000	34,970
Intel Corp., Senior Notes	4.900%	8/5/52	450,000	367,916
Intel Corp., Senior Notes	5.700%	2/10/53	70,000	64,507
KLA Corp., Senior Notes	4.650%	7/15/32	100,000	100,487
KLA Corp., Senior Notes	4.950%	7/15/52	180,000	161,248
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Lam Research corp., Senior Notes	1.900%	6/15/30	$110,000	$99,569
Lam Research Corp., Senior Notes	3.125%	6/15/60	50,000	30,655
Micron Technology Inc., Senior Notes	2.703%	4/15/32	90,000	81,233
Micron Technology Inc., Senior Notes	5.650%	11/1/32	120,000	126,719
Micron Technology Inc., Senior Notes	5.800%	1/15/35	90,000	95,859
Micron Technology Inc., Senior Notes	6.050%	11/1/35	60,000	64,769
Micron Technology Inc., Senior Notes	3.366%	11/1/41	150,000	116,515
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	200,000	181,607
Total Semiconductors & Semiconductor Equipment				6,129,347
Software — 2.5%
Cadence Design Systems Inc., Senior Notes	4.300%	9/10/29	290,000	289,144
Intuit Inc., Senior Notes	5.200%	9/15/33	60,000	61,063
Intuit Inc., Senior Notes	5.500%	9/15/53	250,000	230,142
Oracle Corp., Senior Notes	4.550%	2/4/29	480,000	474,028
Oracle Corp., Senior Notes	5.350%	5/4/33	100,000	97,384
Oracle Corp., Senior Notes	4.700%	9/27/34	350,000	319,575
Oracle Corp., Senior Notes	5.875%	9/26/45	1,100,000	949,720
Oracle Corp., Senior Notes	6.550%	2/4/46	40,000	37,344
Oracle Corp., Senior Notes	4.000%	7/15/46	720,000	485,419
Oracle Corp., Senior Notes	6.900%	11/9/52	320,000	302,385
Oracle Corp., Senior Notes	5.550%	2/6/53	1,410,000	1,125,909
Oracle Corp., Senior Notes	6.000%	8/3/55	270,000	226,580
Oracle Corp., Senior Notes	5.950%	9/26/55	1,210,000	1,018,690
Oracle Corp., Senior Notes	6.700%	2/4/56	70,000	65,018
Oracle Corp., Senior Notes	4.100%	3/25/61	130,000	79,999
Oracle Corp., Senior Notes	6.850%	2/4/66	180,000	165,641
Synopsys Inc., Senior Notes	4.650%	4/1/28	110,000	110,439
Synopsys Inc., Senior Notes	4.850%	4/1/30	130,000	130,991
Synopsys Inc., Senior Notes	5.000%	4/1/32	100,000	100,901
Synopsys Inc., Senior Notes	5.150%	4/1/35	50,000	50,113
Synopsys Inc., Senior Notes	5.700%	4/1/55	560,000	535,775
Total Software				6,856,260
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	130,000	154,612
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	320,000	285,884
Total Technology Hardware, Storage & Peripherals				440,496

Total Information Technology				14,177,311
Materials — 2.9%
Chemicals — 0.5%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	50,000	51,378
OCP SA, Senior Notes	3.750%	6/23/31	200,000	181,889 (a)
OCP SA, Senior Notes	5.125%	6/23/51	460,000	359,411 (a)
OCP SA, Senior Notes	7.500%	5/2/54	520,000	548,943 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	530,000	342,608 (a)
Total Chemicals				1,484,229
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Construction Materials — 0.2%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	$90,000	$91,557
CRH America Finance Inc., Senior Notes	5.600%	2/9/56	300,000	288,186
Total Construction Materials				379,743
Metals & Mining — 2.2%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	200,000	200,079 (a)
Anglo American Capital PLC, Senior Notes	5.250%	3/19/36	200,000	195,644 (a)
Anglo American Capital PLC, Senior Notes	6.000%	4/5/54	200,000	195,003 (a)
Antofagasta PLC, Senior Notes	5.625%	9/9/35	310,000	306,651 (a)
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	200,000	212,872
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	150,000	148,726
BHP Billiton Finance USA Ltd., Senior Notes	5.500%	9/8/53	70,000	67,703
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	150,000	149,152 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	410,000	427,877 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	500,000	509,426 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	650,000	625,811 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	40,000	47,658
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	100,000	99,230
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	70,000	71,066
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	230,000	217,785
Glencore Funding LLC, Senior Notes	5.400%	5/8/28	140,000	142,193 (a)
Glencore Funding LLC, Senior Notes	5.508%	4/1/36	330,000	330,866 (a)(b)
Glencore Funding LLC, Senior Notes	5.893%	4/4/54	349,000	341,304 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	620,000	624,172 (a)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	340,000	345,575
Rio Tinto Finance USA PLC, Senior Notes	5.750%	3/14/55	290,000	289,526
Southern Copper Corp., Senior Notes	5.250%	11/8/42	230,000	211,869
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	360,000	360,096
Total Metals & Mining				6,120,284
Paper & Forest Products — 0.0%††
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	70,000	70,759 (a)

Total Materials				8,055,015
Real Estate — 0.5%
Health Care REITs — 0.2%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	220,000	184,153
Alexandria Real Estate Equities Inc., Senior Notes	5.625%	5/15/54	250,000	232,736
Ventas Realty LP, Senior Notes	4.400%	1/15/29	110,000	109,393
Total Health Care REITs				526,282
Industrial REITs — 0.1%
Prologis LP, Senior Notes	2.125%	10/15/50	120,000	63,732
Prologis LP, Senior Notes	5.250%	3/15/54	140,000	130,674
Total Industrial REITs				194,406
Real Estate Management & Development — 0.0%††
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	120,000	119,793 (a)
Specialized REITs — 0.2%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	410,000	410,149 (a)

Total Real Estate				1,250,630
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 10.7%
Electric Utilities — 9.6%
AEP Transmission Co. LLC, Senior Notes	3.650%	4/1/50	$180,000	$131,080
AEP Transmission Co. LLC, Senior Notes	4.500%	6/15/52	110,000	90,790
Alabama Power Co., Senior Notes	5.850%	11/15/33	170,000	180,071
Alabama Power Co., Senior Notes	5.100%	4/2/35	150,000	151,450
Alliant Energy Corp., Junior Subordinated Notes (5.750% to 4/1/31 then 5 year Treasury Constant Maturity Rate + 2.077%)	5.750%	4/1/56	250,000	243,144 (d)
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	170,000	152,401 (a)
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	340,000	348,761
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	100,000	100,562
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	180,000	179,423
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	116,000	100,528
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	110,000	103,569
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	400,000	388,140 (a)
Commonwealth Edison Co., First Mortgage Bonds	5.300%	2/1/53	290,000	269,142
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	90,000	96,078
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	110,000	116,832
Constellation Energy Generation LLC, Senior Notes	5.875%	1/15/66	500,000	480,389
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	450,000	429,803
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	170,000	173,868
Dominion Energy South Carolina Inc., First Mortgage Bonds	6.250%	10/15/53	130,000	136,668
DTE Electric Co., First Mortgage Bonds	5.550%	3/1/56	330,000	319,316
DTE Electric Co., Senior Secured Bonds	3.250%	4/1/51	300,000	202,718
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	70,000	71,093
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	200,000	197,746
Duke Energy Carolinas LLC, First Mortgage Bonds	5.400%	1/15/54	160,000	151,890
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	160,000	169,940
Duke Energy Florida LLC, First Mortgage Bonds	3.400%	10/1/46	200,000	142,516
Duke Energy Florida LLC, First Mortgage Bonds	5.950%	11/15/52	220,000	223,615
Duke Energy Florida LLC, First Mortgage Bonds	6.200%	11/15/53	140,000	146,701
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	270,000	250,873
Duke Energy Indiana LLC, First Mortgage Bonds	5.900%	5/15/55	370,000	369,975
Duke Energy Ohio Inc., First Mortgage Bonds	2.125%	6/1/30	120,000	109,257
Duke Energy Ohio Inc., First Mortgage Bonds	5.550%	3/15/54	90,000	86,228
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	160,000	163,119
Duke Energy Progress LLC, First Mortgage Bonds	5.350%	3/15/53	290,000	271,853
Edison International, Senior Notes	4.800%	3/15/31	240,000	234,401
Electricite de France SA, Senior Notes	6.375%	1/13/55	540,000	552,147 (a)
Entergy Louisiana LLC, First Mortgage Bonds	5.800%	3/15/55	310,000	304,206
Entergy Louisiana LLC, First Mortgage Bonds	5.650%	4/15/56	500,000	480,675
Entergy Mississippi LLC, First Mortgage Bonds	5.000%	9/1/33	150,000	150,652
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	200,000	202,058
Entergy Texas Inc., First Mortgage Bonds	5.800%	9/1/53	50,000	49,514
Entergy Texas Inc., First Mortgage Bonds	5.550%	9/15/54	90,000	84,887
Evergy Kansas Central Inc., First Mortgage Bonds	5.700%	3/15/53	100,000	98,465
Exelon Corp., Senior Notes	5.625%	6/15/35	260,000	266,323
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	$630,000	$538,615
FirstEnergy Corp., Senior Notes	3.400%	3/1/50	600,000	399,576
FirstEnergy Pennsylvania Electric Co., Senior Notes	4.150%	3/15/28	110,000	109,620 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	110,000	111,604 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	4.550%	3/15/31	180,000	179,432 (a)
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	120,000	119,924
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	200,000	197,228
Florida Power & Light Co., First Mortgage Bonds	5.300%	6/15/34	140,000	143,996
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	170,000	114,121
Florida Power & Light Co., First Mortgage Bonds	5.300%	4/1/53	170,000	159,268
Florida Power & Light Co., First Mortgage Bonds	5.800%	3/15/65	320,000	319,036
Georgia Power Co., Senior Notes	4.850%	3/15/31	300,000	303,859
Georgia Power Co., Senior Notes	5.250%	3/15/34	140,000	143,023
Georgia Power Co., Senior Notes	5.200%	3/15/35	310,000	315,014
Indianapolis Power & Light Co., First Mortgage Bonds	5.700%	4/1/54	260,000	253,012 (a)
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	120,000	125,062
Interstate Power and Light Co., Senior Notes	4.950%	9/30/34	180,000	177,423
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	110,000	102,422
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	60,000	60,002
Kentucky Utilities Co., First Mortgage Bonds	3.300%	6/1/50	170,000	114,778
MidAmerican Energy Co., First Mortgage Bonds	5.300%	2/1/55	90,000	83,527
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	270,000	284,052 (a)
Monongahela Power Co., First Mortgage Bonds	5.400%	12/15/43	110,000	103,250 (a)
NextEra Energy Capital Holdings Inc., Senior Notes (6.375% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.053%)	6.375%	8/15/55	180,000	183,473 (d)
NextEra Energy Capital Holdings Inc., Senior Notes (6.500% to 8/15/35 then 5 year Treasury Constant Maturity Rate + 1.979%)	6.500%	8/15/55	130,000	134,203 (d)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	380,000	366,160 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	430,000	422,062 (a)
Oglethorpe Power Corp., First Mortgage Bonds	6.200%	12/1/53	270,000	276,210
Ohio Edison Co., Senior Notes	4.950%	12/15/29	90,000	91,005 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	300,000	309,006 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	230,000	241,187
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	120,000	122,683
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.600%	6/1/52	390,000	320,150
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	670,000	640,981
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	430,000	425,876
Pacific Gas and Electric Co., First Mortgage Bonds	3.750%	7/1/28	170,000	167,068
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	220,000	197,226
Pacific Gas and Electric Co., First Mortgage Bonds	6.400%	6/15/33	160,000	169,907
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	250,000	273,899
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	130,000	133,251
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	130,000	131,834
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	380,000	315,020
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	228,508
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	400,000	414,442
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	5.900%	10/1/54	$320,000	$298,412
Pacific Gas and Electric Co., First Mortgage Bonds	6.000%	5/1/56	250,000	237,449
PacifiCorp, First Mortgage Bonds	4.650%	4/15/29	220,000	220,063
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	390,000	388,724
PacifiCorp, First Mortgage Bonds	5.800%	1/15/55	480,000	438,796
PacifiCorp, Junior Subordinated Notes (7.125% to 8/15/31 then 5 year Treasury Constant Maturity Rate + 3.292%)	7.125%	8/15/56	930,000	878,835 (d)
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	20,000	19,126 (d)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	100,000	104,365 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	40,000	41,386 (a)
PG&E Corp., Junior Subordinated Notes (6.850% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 3.225%)	6.850%	9/15/56	290,000	286,683 (d)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	100,000	100,724 (d)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	4.674%	12/1/51	400,000	346,803
Progress Energy Inc., Senior Notes	6.000%	12/1/39	150,000	155,897
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	330,000	329,082
Sierra Pacific Power Co., Senior Secured Bonds	5.900%	3/15/54	220,000	216,995
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	190,000	193,010
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	130,000	117,651
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	130,000	116,165
Southern California Edison Co., First Mortgage Bonds	4.650%	10/1/43	390,000	327,414
Southern California Edison Co., First Mortgage Bonds	5.700%	3/1/53	820,000	754,720
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	90,000	89,344
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	300,000	308,680 (d)
Southern Co., Senior Notes	4.850%	3/15/35	210,000	204,379
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	100,000	101,630 (a)
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	90,000	89,920
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	260,000	194,911
Virginia Electric and Power Co., Senior Notes	5.550%	8/15/54	440,000	417,103
Vistra Operations Co. LLC, Senior Secured Notes	4.700%	1/31/31	60,000	59,068 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	40,000	40,272 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.350%	1/31/36	340,000	332,814 (a)
Wisconsin Electric Power Co., Senior Notes	5.050%	10/1/54	160,000	144,333
Wisconsin Power and Light Co., Senior Notes	3.650%	4/1/50	80,000	57,216
Total Electric Utilities				26,806,832
Gas Utilities — 0.3%
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	100,000	88,103
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	300,000	300,490
Spire Inc., Junior Subordinated Notes (6.250% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.556%)	6.250%	6/1/56	280,000	277,755 (d)
Total Gas Utilities				666,348
Independent Power and Renewable Electricity Producers — 0.2%
AES Andes SA, Senior Notes	6.250%	3/14/32	340,000	349,160 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Independent Power and Renewable Electricity Producers — continued
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	$190,000	$177,456 (d)
Total Independent Power and Renewable Electricity Producers				526,616
Multi-Utilities — 0.6%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	160,000	155,671
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	60,000	61,279
DTE Energy Co., Senior Notes	5.200%	4/1/30	170,000	173,439
Engie SA, Senior Notes	5.250%	4/10/29	200,000	204,750 (a)
Northern States Power Co., First Mortgage Bonds	5.650%	5/15/55	560,000	549,980
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	90,000	83,653
PECO Energy Co., First Mortgage Bonds	5.650%	9/15/55	150,000	147,737
San Diego Gas & Electric Co., First Mortgage Bonds	3.320%	4/15/50	80,000	53,739
San Diego Gas & Electric Co., First Mortgage Bonds	5.550%	4/15/54	60,000	56,907
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	130,000	115,058
Wisconsin Public Service Corp., Senior Notes	2.850%	12/1/51	120,000	73,716
Total Multi-Utilities				1,675,929

Total Utilities				29,675,725
Total Corporate Bonds & Notes (Cost — $246,912,983)				247,112,709
Sovereign Bonds — 3.7%
Bahamas — 0.1%

Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	220,000	235,418 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	200,000	181,300 (a)
Bermuda Government International Bond, Senior Notes	3.375%	8/20/50	220,000	151,250 (a)
Total Bermuda				332,550
Brazil — 0.1%

Brazilian Government International Bond, Senior Notes	7.125%	5/13/54	260,000	255,954
Chile — 0.1%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	400,000	303,944
Ecuador — 0.2%

Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	440,000	432,300 (a)
Indonesia — 0.1%

Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	480,000	344,207
Israel — 0.4%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	200,000	195,077
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000	141,267
Israel Government International Bond, Senior Notes	5.750%	3/12/54	920,000	856,963
Total Israel				1,193,307
Ivory Coast — 0.3%
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	200,000	205,715 (a)
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	840,000	739,728 (a)
Total Ivory Coast				945,443
Mexico — 1.8%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	1,000,000	1,006,500 (a)
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	200,970
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	620,000	607,600
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mexico — continued
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	$400,000	$341,600
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	400,000	398,360
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	280,000	286,020
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	156,950
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,030,000	827,965
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	200,000	146,800
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	760,000	713,526
Mexico Government International Bond, Senior Notes	5.750%	10/12/ 2110	320,000	261,072
Total Mexico				4,947,363
Paraguay — 0.1%

Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	178,400 (a)
Peru — 0.0%††

Fondo MIVIVIENDA SA, Senior Notes	5.400%	3/31/31	150,000	150,188 (a)
Poland — 0.1%

Bank Gospodarstwa Krajowego, Senior Notes	6.250%	7/9/54	340,000	336,933 (a)
South Africa — 0.2%

Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	490,000	455,210 (a)
Supranational — 0.1%
Africa Finance Corp., Senior Notes	5.550%	10/8/29	200,000	201,629 (a)

Total Sovereign Bonds (Cost — $10,426,391)				10,312,846
Asset-Backed Securities — 1.7%
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.418%	10/20/34	210,000	202,409 (a)(d)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	261,761	265,870 (a)
Ares CLO Ltd., 2017-44A BRR (3 mo. Term SOFR + 1.750%)	5.422%	4/15/34	700,000	698,985 (a)(d)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	40,000	40,702
Driven Brands Funding LLC, 2020-2A A2	3.237%	1/20/51	630,206	591,806 (a)
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	180,631	180,149 (a)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	31,480	32,345 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	116,134	104,994 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	45,029	40,894 (a)
Jimmy Johns Funding LLC, 2022-1A A2I	4.077%	4/30/52	308,000	304,979 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	165,948	157,772 (a)
Point Broadband Funding LLC, 2025-1A A2	5.336%	7/20/55	320,000	320,626 (a)
Renew Financial, 2023-1A A	5.900%	11/20/58	342,413	351,647 (a)
Renew Financial, 2024-1A A	6.208%	11/20/59	305,762	307,019 (a)
Romark CLO Ltd., 2021-5A BR (3 mo. Term SOFR + 1.800%)	5.472%	1/15/35	670,000	666,196 (a)(d)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.537%	10/15/41	125,187	131,431 (a)(d)
SMB Private Education Loan Trust, 2023-C B	6.360%	11/15/52	100,000	104,310 (a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	34,072	30,345 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	5.318%	7/20/32	270,000	270,317 (a)(d)

Total Asset-Backed Securities (Cost — $4,783,154)				4,802,796
Municipal Bonds — 1.4%
California — 0.6%
California State, GO, Build America Bonds	7.300%	10/1/39	900,000	1,034,793
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Regents of the University of California, CA, General Revenue, Series AD	4.858%	5/15/ 2112	$165,000	$134,821
San Francisco Bay Area, CA, Toll Authority Bridge Revenue, Build America Bonds, Series F-2	6.263%	4/1/49	500,000	522,332
Total California				1,691,946
Florida — 0.0%††

Miami-Dade County, FL, Seaport Revenue, Series 2023	6.224%	11/1/55	20,000	20,550
Illinois — 0.1%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B	6.200%	12/1/40	193,237	204,328
Illinois State, GO, Pension Funding, Series 2003	5.100%	6/1/33	130,882	133,373
Total Illinois				337,701
Michigan — 0.1%

Regents of the University of Michigan, MI, General Revenue, Series A	4.454%	4/1/2122	110,000	85,410
Minnesota — 0.0%††

Regents of the University of Minnesota, MN, GO, Series 2022	4.048%	4/1/52	100,000	80,101
New Jersey — 0.1%

New Jersey State Turnpike Authority Revenue, Build America Bonds, Series A	7.102%	1/1/41	250,000	288,684
New York — 0.4%
New York City, NY, GO:
Fiscal 2025, Series D	5.094%	10/1/49	100,000	93,490
Fiscal 2025, Series D	5.114%	10/1/54	50,000	45,735
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	370,000	385,106
Port Authority of New York & New Jersey Revenue, Consolidated Series 164	5.647%	11/1/40	500,000	523,176
Total New York				1,047,507
Ohio — 0.1%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Projects, Build America Bonds, Series B	8.084%	2/15/50	100,000	124,901
Meldahl Hydroelectric Project, Build America Bonds, Series E	6.270%	2/15/50	130,000	133,284
Total Ohio				258,185

Total Municipal Bonds (Cost — $3,849,059)				3,810,084
Collateralized Mortgage Obligations(g) — 1.2%
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 C (1 mo. Term SOFR + 2.693%)	6.368%	1/20/43	230,000	230,025 (a)(d)
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	54,147	54,233 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	54,237	54,335 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025-MN12 M2 (30 Day Average SOFR + 2.750%)	6.412%	11/25/45	680,000	681,198 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.162%	10/25/43	103,707	103,764 (a)(d)
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	130,000	131,503 (a)(d)
MIC Trust, 2023-MIC A	8.437%	12/5/38	430,000	458,163 (a)(d)
NYC Commercial Mortgage Trust, 2025-28L E	6.693%	11/5/38	1,000,000	997,369 (a)(d)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	48,765	49,032 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	64,693	64,995 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	109,978	110,235 (a)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	197,533	199,127 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	$267,024	$269,561 (a)

Total Collateralized Mortgage Obligations (Cost — $3,392,903)				3,403,540
Senior Loans — 0.7%
Communication Services — 0.1%
Media — 0.1%
Mission Broadcasting Inc., Term Loan B4	—	6/2/28	210,000	210,000 (h)

Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	1/22/31	350,000	342,881 (d)(i)(j)

Financials — 0.1%
Insurance — 0.1%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.450%	5/6/31	179,355	177,282 (d)(i)(j)

Information Technology — 0.3%
Semiconductors & Semiconductor Equipment — 0.3%
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	730,000	751,900 (f)(i)(j)

Materials — 0.0%††
Paper & Forest Products — 0.0%††
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	5.518%	9/7/27	169,767	170,139 (d)(i)(j)

Utilities — 0.1%
Electric Utilities — 0.0%††
Talen Energy Supply LLC, 2025 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.668%	11/25/32	89,775	89,951 (d)(i)(j)
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	5.668%	4/30/31	288,550	287,582 (d)(i)(j)

Total Utilities				377,533
Total Senior Loans (Cost — $2,009,704)				2,029,735
U.S. Government & Agency Obligations — 0.6%
U.S. Government Obligations — 0.6%
U.S. Treasury Bonds	4.625%	11/15/55	750,000	716,719
U.S. Treasury Notes	3.750%	2/28/33	80,000	78,181
U.S. Treasury Notes	4.125%	2/15/36	750,000	738,340

Total U.S. Government & Agency Obligations (Cost — $1,529,972)				1,533,240
			Shares
Preferred Stocks — 0.3%
Financials — 0.3%
Banks — 0.2%
Citigroup Inc.	6.250%		23,675	583,589
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.641%		4,100	99,507 (d)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.705%		2,136	42,122 (d)
Total Mortgage Real Estate Investment Trusts (REITs)				141,629

Total Preferred Stocks (Cost — $739,535)				725,218
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security		Shares	Value
Common Stocks — 0.0%††
Information Technology — 0.0%††
Semiconductors & Semiconductor Equipment — 0.0%††
VCI Asset Holdings 2 LLC (Cost — $136,662)		136,662	$136,662 *(f)
Total Investments before Short-Term Investments (Cost — $273,780,363)			273,866,830
	Rate
Short-Term Investments — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $234,789)	3.589%	234,789	234,789 (k)(l)
Total Investments — 98.5% (Cost — $274,015,152)			274,101,619
Other Assets in Excess of Liabilities — 1.5%			4,253,420
Total Net Assets — 100.0%			$278,355,039

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2026, the total market value of investments in Affiliated Companies was $234,789 and the cost was $234,789 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Long Credit VIT
At March 31, 2026, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	105	6/26	$21,927,994	$21,781,758	$(146,236)
U.S. Treasury 5-Year Notes	351	6/26	38,441,127	37,971,071	(470,056)
U.S. Treasury Long-Term Bonds	226	6/26	26,494,529	25,735,750	(758,779)
					(1,375,071)
Contracts to Sell:
U.S. Treasury 10-Year Notes	28	6/26	3,162,077	3,109,313	52,764
U.S. Treasury Ultra 10-Year Notes	286	6/26	33,044,945	32,465,470	579,475
U.S. Treasury Ultra Long-Term Bonds	33	6/26	3,958,365	3,846,563	111,802
					744,041
Net unrealized depreciation on open futures contracts					$(631,030)
At March 31, 2026, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	29,287,186	USD	188,737	BNP Paribas SA	4/16/26	$(3,917)

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Long Credit VIT (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Long Credit VIT 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$21,481,858	$432,872	$21,914,730
Other Corporate Bonds & Notes	—	225,197,979	—	225,197,979
Sovereign Bonds	—	10,312,846	—	10,312,846
Asset-Backed Securities	—	4,802,796	—	4,802,796
Municipal Bonds	—	3,810,084	—	3,810,084
Collateralized Mortgage Obligations	—	3,403,540	—	3,403,540
Senior Loans:
Information Technology	—	—	751,900	751,900
Other Senior Loans	—	1,277,835	—	1,277,835
U.S. Government & Agency Obligations	—	1,533,240	—	1,533,240
Preferred Stocks	$725,218	—	—	725,218
Common Stocks	—	—	136,662	136,662
Total Long-Term Investments	725,218	271,820,178	1,321,434	273,866,830
Short-Term Investments†	234,789	—	—	234,789
Total Investments	$960,007	$271,820,178	$1,321,434	$274,101,619
Other Financial Instruments:
Futures Contracts††	$744,041	—	—	$744,041
Total	$1,704,048	$271,820,178	$1,321,434	$274,845,660
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,375,071	—	—	$1,375,071
Forward Foreign Currency Contracts††	—	$3,917	—	3,917
Total	$1,375,071	$3,917	—	$1,378,988

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Long Credit VIT 2026 Quarterly Report

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$794,937	$11,058,435	11,058,435	$11,618,583	11,618,583

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$4,423	—	$234,789

Western Asset Long Credit VIT 2026 Quarterly Report